Note Employee benefits (Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 161,818	$ 145,732
Service cost	1,470	1,457	$ 2,257
Interest cost	6,356	6,846	6,848
Benefits paid	(5,360)	(5,688)
Actuarial loss (gain)	1,715	13,471
Benefit obligation at end of year	165,999	161,818	145,732
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost (credit)	(11,070)	(14,870)		$ (3,800)
Net loss	26,536	25,817
Accumulated other comprehensive loss	15,466	10,947	(6,324)
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(161,818)	(145,732)
Accumulated other comprehensive loss	10,947	(6,324)
Amount prepaid (accued) at beginning of year	(150,871)	(152,056)
Net periodic benefit income (cost)	(5,022)	(4,503)
Contributions	5,360	5,688
Amount prepaid (accrued) at end of year	(150,533)	(150,871)	(152,056)
Accumulated other comprehensive loss	(15,466)	(10,947)	6,324
Net liabilities at end of year	$ (165,999)	$ (161,818)	$ (145,732)